                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                     CLASS A
                                     CLASS B

                        Supplement dated December 4, 2009
       To the Prospectuses dated May 1, 2009, November 9, 2006 and May 1,
                             2002 (as supplemented)

     MetLife Investors Insurance Company and First MetLife Investors Insurance Company (collectively, the "Companies") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Companies to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment option under your Contract, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

     To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

     The Companies believe that the proposed substitutions are in the best interest of contract holders. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Companies will bear all expenses related to the substitution, and they will have no tax consequences for you. The Companies anticipate that, if such order is granted, the proposed substitutions will occur on or about April 30, 2010.

     The proposed substitutions and advisers and/or sub-advisers for the above-listed Contracts are:

EXISTING FUND AND CURRENT ADVISER       REPLACEMENT FUND AND SUB-ADVISER
(WITH CURRENT SUB-ADVISER AS NOTED)

Putnam VT Equity Income Fund            MFS(R) Value Portfolio (Class B)
----------------------------            --------------------------------
(Class IB)                           -> Massachusetts Financial Services Company
----------
Putnam Investment Management, LLC


Putnam VT Growth and Income Fund        Lord Abbett Growth and Income Portfolio
--------------------------------        ---------------------------------------
(Class IB)                           -> (Class B)
----------                              ---------
Putnam Investment Management, LLC       Lord, Abbett & Co. LLC

Please note that:

     . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     . The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     . You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract owners or agents of Contract owners.

     . If you make one transfer from one of the above Existing Funds into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     . On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     .    There will be no tax consequences to you.

     In connection with the substitution, we will send you a prospectus for Met Investors Series Trust or Metropolitan Series Fund, Inc. as well as notice of the actual date of the substitutions and confirmation of transfer(s).

     Please contact your registered representative if you have any questions.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                    CLASS AA

                        Supplement dated December 4, 2009
             To the Prospectuses dated May 1, 2009, November 9, 2006
                        and May 1, 2002 (as supplemented)

     MetLife Investors Insurance Company and First MetLife Investors Insurance Company (collectively, the "Companies") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Companies to remove a variable investment option ("Existing Fund") and substitute a new option ("Replacement Fund") as shown below. The Replacement Fund is a portfolio of Met Investors Series Trust. To the extent that a Replacement Fund is not currently available as an investment option under your Contract, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

     To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

     The Company believes that the proposed substitution is in the best interest of contract holders. The Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitution, and it will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitution will occur on or about April 30, 2010.

     The proposed substitution and advisers and/or sub-advisers for the above-listed Contract are:

EXISTING FUND AND CURRENT ADVISER       REPLACEMENT FUND AND SUB-ADVISER
(WITH CURRENT SUB-ADVISER AS NOTED)

Putnam VT Growth and Income Fund        Lord Abbett Growth and Income Portfolio
--------------------------------        ---------------------------------------
(Class IB)                          ->  (Class B)
----------                              ---------
Putnam Investment Management, LLC       Lord, Abbett & Co. LLC

Please note that:

     . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     . The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     . You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract owners or agents of Contract owners.

     . If you make one transfer the above Existing Fund into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     . On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     .    There will be no tax consequences to you.

     In connection with the substitution, we will send you a prospectus for Met Investors Series Trust as well as notice of the actual date of the substitutions and confirmation of transfer(s).

     Please contact your registered representative if you have any questions.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                     COVA VA
                                COVA VA SERIES A

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                  FIRST COVA VA

                        Supplement dated December 4, 2009
      To the Prospectuses dated May 1, 2009, November 9, 2006, May 1, 2000, and May 1, 2002 (as supplemented)

        MetLife Investors Insurance Company and First MetLife Investors Insurance Company (collectively, the "Companies") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Companies to remove the variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are a portfolio of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that the Replacement Funds are not currently available as investment options under your Contract, such Replacement Funds will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

        To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

        The Companies believe that the proposed substitutions are in the best interest of contract holders. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Companies will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Companies anticipate that, if such order is granted, the proposed substitutions will occur on or about April 30, 2010.

        The proposed substitutions and advisers and/or sub-advisers for the above-listed Contracts are:

EXISTING FUND AND CURRENT ADVISER
(WITH CURRENT SUB-ADVISER AS NOTED)                  REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------                  --------------------------------
Putnam VT Equity Income Fund (Class IB)              MFS(R) Value Portfolio (Class B)
---------------------------------------              --------------------------------
Putnam Investment Management, LLC              ->    Massachusetts Financial Services Company

Putnam VT Growth and Income Fund (Class IB)          Lord Abbett Growth and Income Portfolio (Class A)
-------------------------------------------          -------------------------------------------------
Putnam Investment Management, LLC                    Lord, Abbett  & Co. LLC

Please note that:

    . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

    . The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

    . You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract owners or agents of Contract owners.

    . If you make one transfer from one of the above Existing Fund into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

    . On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

    .   There will be no tax consequences to you.

        In connection with the substitutions, we will send you a prospectus for Met Investors Series Trust or Metropolitan Series Fund, Inc. as well as notice of the actual date of the substitutions and confirmation of transfer(s).

        Please contact your registered representative if you have any questions.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                NAVIGATOR-SELECT
                                  CUSTOM-SELECT

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                            FIRST COVA CUSTOM-SELECT

                        Supplement dated December 4, 2009

     To the Prospectuses dated May 1, 2009 and May 1, 2002 (as supplemented)

        MetLife Investors Insurance Company and First MetLife Investors Insurance Company (collectively, the "Companies") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Companies to remove a variable investment option ("Existing Fund") and substitute a new option ("Replacement Fund") as shown below. The Replacement Fund is a portfolio of Met Investors Series Trust. To the extent that the Replacement Fund is not currently available as an investment option under your Contract, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

        To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

        The Companies believe that the proposed substitution is in the best interest of contract holders. The Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Companies will bear all expenses related to the substitution, and it will have no tax consequences for you. The Companies anticipate that, if such order is granted, the proposed substitution will occur on or about April 30, 2010.

        The proposed substitution and respective adviser and/or sub-advisers for the above-listed Contracts are:

EXISTING FUND AND CURRENT ADVISER
(WITH CURRENT SUB-ADVISER AS NOTED)                  REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------                  --------------------------------
Putnam VT Growth and Income Fund (Class IA)          Lord Abbett Growth and Income Portfolio (Class A)
-------------------------------------------          -------------------------------------------------
Putnam Investment Management, LLC              ->    Lord, Abbett & Co. LLC

Please note that:

    . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

    . The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

    . You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract owners or agents of Contract owners.

    . If you make one transfer from the above Existing Fund into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

    . On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

    .   There will be no tax consequences to you.

        In connection with the substitution, we will send you a prospectus for Met Investors Series Trust as well as notice of the actual date of the substitution and confirmation of transfer(s).

        Please contact your registered representative if you have any questions.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.